SUPPLEMENTAL INFORMATION - Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents	$ 3,659		$ 5,031
Restricted cash	687		772
Trade receivables, net	477		399
Financing receivables, net	19,734		19,167	$ 18,957
Inventories, net	8,192		6,726
Property, plant and equipment, net	5,554		5,901
Investments in unconsolidated subsidiaries and affiliates	523		526
Equipment under operating leases	1,788
Equipment under operating leases			1,774
Goodwill	2,459		2,453
Other intangible assets, net	770		788
Deferred tax assets	580		591
Derivative assets	107		98
Other assets	2,395		1,874
Total Assets	46,925		46,100
LIABILITIES AND EQUITY
Debt	24,369		24,445
Trade payables	6,130		5,889
Deferred tax liabilities	133		114
Pension, postretirement and other postemployment benefits	1,445		1,488
Derivative liabilities	122		108
Other liabilities	9,204		8,958
Total Liabilities	41,403		41,002
Total Equity	5,489	$ 5,391	5,068	$ 4,579	$ 4,094	$ 4,232
Redeemable noncontrolling interest	33		30
Total Liabilities and Equity	46,925		46,100
Industrial activities
ASSETS
Cash and cash equivalents	3,276		4,553
Restricted cash	54		0
Trade receivables, net	471		398
Financing receivables, net	1,639		1,253
Inventories, net	7,949		6,510
Property, plant and equipment, net	5,553		5,899
Investments in unconsolidated subsidiaries and affiliates	3,209		3,126
Equipment under operating leases	34
Equipment under operating leases			34
Goodwill	2,305		2,301
Other intangible assets, net	755		774
Deferred tax assets	573		635
Derivative assets	58		81
Other assets	2,210		1,707
Total Assets	28,086		27,271
LIABILITIES AND EQUITY
Debt	6,444		6,347
Trade payables	6,049		5,771
Deferred tax liabilities	14		83
Pension, postretirement and other postemployment benefits	1,427		1,470
Derivative liabilities	87		89
Other liabilities	8,543		8,413
Total Liabilities	22,564		22,173
Total Equity	5,489		5,068
Redeemable noncontrolling interest	33		30
Total Liabilities and Equity	28,086		27,271
Financial services
ASSETS
Cash and cash equivalents	383		478
Restricted cash	633		772
Trade receivables, net	31		34
Financing receivables, net	20,961		20,252
Inventories, net	243		216
Property, plant and equipment, net	1		2
Investments in unconsolidated subsidiaries and affiliates	227		219
Equipment under operating leases	1,754
Equipment under operating leases			1,740
Goodwill	154		152
Other intangible assets, net	15		14
Deferred tax assets	164		175
Derivative assets	59		24
Other assets	300		323
Total Assets	24,925		24,401
LIABILITIES AND EQUITY
Debt	20,791		20,436
Trade payables	126		173
Deferred tax liabilities	275		250
Pension, postretirement and other postemployment benefits	18		18
Derivative liabilities	45		26
Other liabilities	759		681
Total Liabilities	22,014		21,584
Total Equity	2,911		2,817
Redeemable noncontrolling interest	0		0
Total Liabilities and Equity	$ 24,925		$ 24,401